UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5385

DWS Value Series, Inc.

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 2/28/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2007 (Unaudited)

DWS Dreman Mid Cap Value Fund

	Shares	Value ($)

Common Stocks 98.2%
Consumer Discretionary 15.3%
Auto Components 1.6%
Autoliv, Inc.	15,400	878,570
Diversified Consumer Services 1.7%
Apollo Group, Inc. "A"*	20,200	955,258

Household Durables 4.6%
Leggett & Platt, Inc.	34,700	826,554
Mohawk Industries, Inc.*	10,100	883,952
Whirlpool Corp.	10,100	890,921

		2,601,427
Media 1.5%
Gannett Co., Inc.	13,700	839,262
Specialty Retail 5.9%
Foot Locker, Inc.	37,600	854,272
The Men's Wearhouse, Inc.	18,800	832,464
The Sherwin-Williams Co.	13,000	865,150
TJX Companies, Inc.	27,400	753,500

		3,305,386
Consumer Staples 9.4%
Beverages 1.6%
Constellation Brands, Inc. "A"*	37,500	879,750
Food Products 4.7%
Hormel Foods Corp.	22,500	821,250
Smithfield Foods, Inc.*	33,200	969,772
The J.M. Smucker Co.	17,300	858,080

		2,649,102
Household Products 1.0%
Church & Dwight Co., Inc.	11,600	556,220
Tobacco 2.1%
Loews Corp - Carolina Group	11,600	835,548
UST, Inc.	5,800	336,748

		1,172,296
Energy 6.8%
Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	11,600	466,668
Cameco Corp.	18,800	694,848
Chesapeake Energy Corp.	28,900	881,161
Hess Corp.	15,900	843,495
Tesoro Corp.	9,900	902,286

		3,788,458
Financials 23.0%
Capital Markets 1.3%
A.G. Edwards, Inc.	11,600	744,836
Commercial Banks 8.9%
Comerica, Inc.	14,400	869,616
Fulton Financial Corp.	52,000	799,240
Huntington Bancshares, Inc.	37,900	877,385
KeyCorp.	21,700	818,958
Marshall & Ilsley Corp.	17,300	822,269
Whitney Holding Corp.	24,600	780,312

		4,967,780
Diversified Financial Services 1.4%
CIT Group, Inc.	14,400	813,168
Insurance 7.5%
Ambac Financial Group, Inc.	10,100	885,164
Arch Capital Group Ltd.*	13,000	838,370
Cincinnati Financial Corp.	18,000	777,960

HCC Insurance Holdings, Inc.	26,000	815,100
Protective Life Corp	19,700	874,877

		4,191,471
Real Estate Investment Trusts 3.0%
Hospitality Properties Trust (REIT)	17,300	797,011
Ventas, Inc. (REIT)	18,800	861,604

		1,658,615
Thrifts & Mortgage Finance 0.9%
Sovereign Bancorp, Inc.	21,025	531,302
Health Care 9.1%
Health Care Equipment & Supplies 7.5%
Bausch & Lomb, Inc.	15,900	830,934
Beckman Coulter, Inc.	13,000	834,080
Hillenbrand Industries, Inc.	14,400	861,120
Kinetic Concepts, Inc.*	18,800	924,020
The Cooper Companies, Inc.	15,900	729,651

		4,179,805
Health Care Providers & Services 1.6%
Lincare Holdings, Inc.*	22,700	886,435
Industrials 15.5%
Aerospace & Defense 4.7%
Alliant Techsystems, Inc.*	10,100	874,155
DRS Technologies, Inc.	16,500	874,335
L-3 Communications Holdings, Inc.	10,100	879,710

		2,628,200
Electrical Equipment 6.1%
AMETEK, Inc.	25,300	865,260
Cooper Industries Ltd. "A"	8,700	798,138
General Cable Corp.*	18,800	939,060
Hubbell, Inc. "B"	17,300	835,590

		3,438,048
Machinery 3.0%
Eaton Corp.	10,100	818,201
Parker Hannifin Corp.	10,100	832,139

		1,650,340
Trading Companies & Distributors 1.7%
WESCO International, Inc.*	14,400	960,912
Information Technology 8.2%
Computers & Peripherals 1.5%
Seagate Technology	30,300	815,070
Electronic Equipment & Instruments 5.2%
Anixter International, Inc.*	15,900	985,800
Arrow Electronics, Inc.*	23,100	885,192
Avnet, Inc.*	28,900	1,056,873

		2,927,865
Software 1.5%
Fair Isaac Corp.	22,300	870,369
Materials 3.1%
Chemicals
Lyondell Chemical Co.	27,100	863,406

Sigma-Aldrich Corp.	21,700	889,700

		1,753,106
Telecommunication Services 1.6%
Diversified Telecommunication Services
Windstream Corp.	57,800	869,890
Utilities 6.2%
Electric Utilities 3.1%
Edison International	18,800	882,096
PPL Corp.	23,100	878,262

		1,760,358
Multi-Utilities 3.1%
Ameren Corp.	15,900	830,457
Integrys Energy Group, Inc.	15,900	886,266

		1,716,723

Total Common Stocks (Cost $51,408,539)		54,990,022
Cash Equivalents 0.4%
Cash Management QP Trust, 5.31% (a) (Cost $241,275)	241,275	241,275
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 51,649,814)	98.6	55,231,297
Other Assets and Liabilities, Net	1.4	805,825

Net Assets	100.0	56,037,122

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman Mid Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Dreman Mid Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 9, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 April 9, 2007